RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)					3 Months Ended		9 Months Ended			12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Nov. 03, 2021	Jun. 07, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 26, 2022
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party									$ 602,720
Total expenses incurred		$ 402,936
Proceeds held in trust account used to repay working capital loans							$ 0			$ 0
Advances from related parties					$ 138,937		138,937		43,900	43,900
Due to related parties included in accrued expenses					31,650		31,650			73,850
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Advances from related parties					0		0		0	0
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount											$ 350,000
Maximum borrowing capacity of related party promissory note				$ 625,000
Repayment of promissory note - related party	$ 602,720			$ 602,720
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month			$ 10,000
Total expenses incurred					$ 30,000	$ 30,000	$ 90,000	$ 90,000	20,000	120,000
Due to related parties included in accrued expenses						$ 10,000		$ 10,000	$ 10,000	$ 10,550